Condensed Supplemental Consolidated Statements Of Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended											6 Months Ended		12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011		Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011		Mar. 30, 2013	Mar. 31, 2012	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Condensed Consolidating Financial Information [Line Items]
Net sales	$ 1,150	$ 1,204	$ 1,242	$ 1,183	$ 1,137	$ 1,229	[1]	$ 1,187	$ 1,104	$ 1,041	[2]	$ 2,222	$ 2,320	$ 4,766	$ 4,561	$ 4,257
Cost of goods sold	936			979								1,831	1,964	3,949	3,878	3,667
Selling, general and administrative expenses														417	381	379
Selling, general and administrative expenses	75			84								152	156	308	275	272
Amortization of intangibles	27			26								54	54	109	106	107
Restructuring and impairment charges, net	1			3								6	26	31	221	41
Other operating expenses	2			11								7	20	44	39	46
Operating income	111			91								179	120	325	42	124
Other income														(7)	61	(27)
Debt extinguishment	48									(68)		64		(1)	(4)	(13)
Other income	(1)			2								(4)	(2)		61	(27)
Interest expense, net	61			83								131	166	328	327	313
Income (loss) before income taxes	3			6								(12)	(44)	4	(346)	(162)
Income tax benefit	2			4								(3)	(15)	2	(47)	(49)
Net Income (loss)	1	22	9	2	(31)	(192)	[1]	(5)	(19)	(83)	[2]	(9)	(29)	2	(299)	(113)
Currency translation														6	(10)	6
Interest rate hedges														4	(8)
Defined benefit pension and retiree benefit plans														(14)	(14)	(12)
Provision for income taxes related to other comprehensive income items														5	7	7
Comprehensive income (loss)	(4)			10								(11)	(20)	3	(324)	(112)
Parent Company
Condensed Consolidating Financial Information [Line Items]
Interest expense, net	11			14								22	26	54	50	48
Equity in net income of subsidiaries	(14)			(20)								(10)	18	(58)	296	114
Income (loss) before income taxes	3			6								(12)	(44)	4	(346)	(162)
Income tax benefit	2			4								(3)	(15)	2	(47)	(49)
Net Income (loss)	1			2								(9)	(29)	2	(299)	(113)
Comprehensive income (loss)	1			2								(9)	(29)	2	(299)	(113)
Issuer
Condensed Consolidating Financial Information [Line Items]
Net sales	137			140								270	285	579	695	758
Cost of goods sold	118			126								255	275	501	626	709
Selling, general and administrative expenses														53	56	63
Selling, general and administrative expenses	7			15								17	25
Amortization of intangibles	3			3								6	5
Restructuring and impairment charges, net														1	30	15
Other operating expenses														28		12
Operating income	9			(4)								(8)	(20)	(4)	(17)	(41)
Other income														(7)
Debt extinguishment	48											64
Other income	(1)			2								(4)	(2)		62	(19)
Interest expense, net	8			10								17	21	39	49	54
Equity in net income of subsidiaries	(81)			(55)								(143)	(58)	(173)	85
Income (loss) before income taxes	35			39								58	19	137	(213)	(76)
Income tax benefit	14			14								24	6	46	16	(8)
Net Income (loss)	21			25								34	13	91	(229)	(68)
Interest rate hedges														4	(8)
Provision for income taxes related to other comprehensive income items														(1)	2
Comprehensive income (loss)	20			25								34	14	94	(235)	(68)
Guarantor Subsidiaries
Condensed Consolidating Financial Information [Line Items]
Net sales	919			955								1,768	1,863	3,829	3,503	3,166
Cost of goods sold	743			779								1,437	1,555	3,144	2,937	2,666
Selling, general and administrative expenses														329	295	285
Selling, general and administrative expenses	60			61								118	115
Amortization of intangibles	22			22								45	48
Restructuring and impairment charges, net	1			2								6	25	29	190	24
Other operating expenses														7	11	17
Operating income	93			91								162	120	320	70	174
Other income															(1)
Interest expense, net	49			66								104	131	261	249	229
Income (loss) before income taxes	44			25								58	(11)	59	(178)	(55)
Income tax benefit				1								(1)	1	1	(29)	(17)
Net Income (loss)	44			24								59	(12)	58	(149)	(38)
Defined benefit pension and retiree benefit plans														(14)	(14)	(12)
Provision for income taxes related to other comprehensive income items														6	5	7
Comprehensive income (loss)	44			24								59	(12)	50	(158)	(43)
Non-Guarantor Subsidiaries
Condensed Consolidating Financial Information [Line Items]
Net sales	94			88								184	172	358	363	333
Cost of goods sold	75			74								139	134	304	315	292
Selling, general and administrative expenses														35	30	31
Selling, general and administrative expenses	8			8								17	16
Amortization of intangibles	2			1								3	1
Restructuring and impairment charges, net				1									1	1	1	2
Other operating expenses														9	28	17
Operating income	9			4								25	20	9	(11)	(9)
Interest expense, net	(29)			(28)								(60)	(52)	(110)	(77)	(51)
Income (loss) before income taxes	38			32								85	72	119	66	42
Income tax benefit	1			1								1	2	3	2	4
Net Income (loss)	37			31								84	70	116	64	38
Currency translation														6	(10)	6
Comprehensive income (loss)	33			39								82	78	122	54	44
Eliminations
Condensed Consolidating Financial Information [Line Items]
Other income																(8)
Interest expense, net	22			21								48	40	84	56	33
Equity in net income of subsidiaries	95			75								153	40	231	(381)	(114)
Income (loss) before income taxes	(117)			(96)								(201)	(80)	(315)	325	89
Income tax benefit	(15)			(16)								(24)	(9)	(50)	11	21
Net Income (loss)	(102)			(80)								(177)	(71)	(265)	314	68
Comprehensive income (loss)	$ (102)			$ (80)								$ (177)	$ (71)	$ (265)	$ 314	$ 68

[1]	(a) Includes a goodwill impairment charge of $165 in fiscal 2011
[2]	(b) Includes a loss on extinguishment of debt of $68 in fiscal 2011